Revenue - Schedule of Revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue [Line Items]
Total revenue	$ 1,057,043	$ 140,522	$ 1,477,826
Consulting and management fee from joint ventures
Revenue [Line Items]
Total revenue	0	0	814,087
Kellplant Proprietary Ltd
Revenue [Line Items]
Total revenue	0	0	129,680
Kelltechnology SA Proprietary Ltd
Revenue [Line Items]
Total revenue	0	0	684,407
Technical and laboratory services revenue
Revenue [Line Items]
Total revenue	$ 1,057,043	$ 140,522	$ 663,739